Operating leases right-of-use asset - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 4,406
2021	3,765
2022	3,691
2023	2,691
2024	2,016
Thereafter	3,724
Total undiscounted cash flows	20,293
Less: imputed interest	(2,769)
Present value of operating lease liabilities	17,524
Less: current portion	(4,406)
Long term operating lease liabilities	$ 13,118	$ 0